Geographic Information - Net Long-lived Assets by Country, Excluding Long-lived Assets of Discontinued Operations (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 592.2	$ 624.2
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	522.9	551.3
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	48.7	50.5
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	15.8	17.2
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	4.0	4.3
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 0.8	$ 0.9